Average Annual Total Returns - I Shares - SmartRetirement Blend 2040 Fund	Class I Life of Fund	Class I 1 Year	Class I 5 Years	Class I Inception Date	Class I Return After Taxes on Distributions Life of Fund	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	10.11%	12.75%	10.73%	Jul. 02, 2012	9.11%	12.27%	9.65%	7.74%	7.66%	8.04%	10.44%	13.37%	10.95%	10.64%	12.94%	11.18%